OTHER CURRENT AND NON-CURRENT NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL LIABILITIES
Schedule of other current and non-current liabilities

Description	12.31.2017	12.31.2016
	ThCh$	ThCh$
Dividend payable	21,679,922	19,358,263
Other	5,328,055	1,413,318

Total	27,007,977	20,771,581

Current	27,007,977	20,612,791
Non-current	—	158,790

Total	27,007,977	20,771,581